Pension and Postretirement Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for our defined benefit pension plans		$ 431.0	$ 359.8
Change in Discount Rate		25.00%
Funded status of defined benefit pension plan		113.86%
Defined Benefit Plan, Fair Value of Plan Assets, Other Investments		49.5
Defined Benefit Plan, Fair Value of Plan Assets		371.7
Cash Balance Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan employee vested percentage		100.00%
Defined benefit plan employee vested minimum period, years		P3Y
Defined Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan employee vested percentage		100.00%
Defined benefit plan employee vested minimum period, years		P5Y
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected rate of return on plan assets	6.50%	6.75%	6.75%	7.00%
Change in Expected rate of return on plan assets		1.00%
Discount rate		4.86%	4.04%	4.88%
Discount rate for obligations		4.02%	4.86%	4.04%
Estimated contribution to the defined benefit plans next year		0.4
Defined Benefit Plan, Fair Value of Plan Assets, Other Investments			46.1
Defined Benefit Plan, Fair Value of Plan Assets		371.7	349.1	361.4
Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected rate of return on plan assets	4.50%	6.00%	6.00%	6.00%
Discount rate		4.51%	4.58%	4.62%
Discount rate for obligations		3.71%	4.58%	3.75%
Estimated contribution to the defined benefit plans next year		1.9
Defined Benefit Plan, Fair Value of Plan Assets		3.3	3.7	4.2
Change in Expected Rate of Return [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase decrease In Pension Expense		3.5
Change in Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in Discount Rate		25.00%
Increase decrease In Pension Expense		0.5
Decrease In Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase decrease In Pension Expense		$ 0.8
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets, fixed income securities, minimum		2.00%
Target allocations for plan assets, fixed income securities, maximum		41.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets, fixed income securities, minimum		60.00%
Target allocations for plan assets, fixed income securities, maximum		82.00%
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets, fixed income securities, minimum		8.00%
Target allocations for plan assets, fixed income securities, maximum		16.00%